Risk Management Activities - Effect of Hedges (Details) MWh in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) MWh	Dec. 31, 2023 CAD ($) MWh	Dec. 31, 2024 USD ($) MWh	Dec. 31, 2023 USD ($) MWh
Disclosure of detailed information about hedging instruments [line items]
Fair value asset		$ 5
Fair value liability	$ 7
Physical power sales | Cash flow hedges | Commodity risk management
Disclosure of detailed information about hedging instruments [line items]
Notional amount (MMWH) | MWh	2,628	5,966	2,628	5,966
Fair value liability	$ 45	$ (205)
Gain (loss) on hedge ineffectiveness	114	(114)
Foreign-denominated Debt | Net Investment Hedge | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Fair value asset	431	489
Gain (loss) on hedge ineffectiveness	$ 0	$ 0
Foreign-denominated Debt | Net Investment Hedge | Currency risk | USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 300	$ 370